COMMITMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Commitments Details Narrative Abstract
Exclusivity fee (Note 12(a))	$ 42,550	$ 0	$ 0